iShares Trust
Supplement dated October 5, 2026 (the “Supplement”)
to the currently effective Prospectus for the
iShares Morningstar Small‑Cap ETF (ISCB), and
iShares Morningstar U.S. Equity ETF (ILCB)
(each, a “Fund” and collectively, the “Funds”)
This Supplement includes and supersedes information contained in the Prospectus Supplements dated August 31, 2026.
Effective immediately, the following changes are made to each Fund’s Prospectus:

1.	Name and Ticker Symbol

•
The iShares Morningstar Small‑Cap ETF’s name is changed to “iShares MSCI USA Small‑Cap ETF”, and its ticker is changed to “MSML”. Accordingly, all references in the Prospectus to “iShares Morningstar Small‑Cap ETF” are replaced with “iShares MSCI USA Small‑Cap ETF”, and all references to “ISCB” are replaced with “MSML”.

•
The iShares Morningstar U.S. Equity ETF’s name is changed to “iShares MSCI USA ETF”, and its ticker is changed to “MLRG”. Accordingly, all references in the Prospectus to “iShares Morningstar U.S. Equity ETF” are replaced with “iShares MSCI USA ETF”, and all references to “ILCB” are replaced with “MLRG”.

2.	Principal Investment Strategies

•	In the Fund Summary for iShares MSCI USA Small‑Cap ETF, the first seven paragraphs under the “Principal Investment Strategies” heading are deleted and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Small Cap Index (the “Underlying Index”), which measures the performance of the small-capitalization segment of the U.S. equities market, as determined by MSCI, Inc. (“MSCI” or the “Index Provider”). The Underlying Index represents approximately 14% of the free float-adjusted market capitalization in the U.S. The Underlying Index is free float-adjusted market-capitalization weighted.
As of August 31, 2026, the Underlying Index had approximately 1,634 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the financial, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

•	In the Fund Summary for iShares MSCI USA ETF, the first eight paragraphs under the “Principal Investment Strategies” heading are deleted and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Index (the “Underlying Index”), which measures the performance of the large- and mid‑capitalization segments of the U.S. equities market, as determined by MSCI, Inc. (“MSCI” or the “Index Provider”). The Underlying Index represents approximately 85% of the free float-adjusted market capitalization in the U.S. The Underlying Index is free float-adjusted market capitalization weighted.
As of August 31, 2026, the Underlying Index had approximately 525 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its

Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified and to invest all or substantially all of its assets in components of the Underlying Index in approximately the same proportion as each component’s weighting in the Underlying Index. This diversification policy may limit the Fund’s ability to use representative sampling. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more components of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more components of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.

3.	Principal Risks

•
In the Fund Summary for iShares MSCI USA Small‑Cap ETF, the Growth Securities Risk and Value Securities Risk are removed in their entirety and the below is added under the “Summary of Principal Risks”.

Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

•	In the Fund Summary for iShares MSCI USA ETF, the Growth Securities Risk and Value Securities Risk are removed in their entirety under the “Summary of Principal Risks”.

4.	Performance Information

•	In the Fund Summary for iShares MSCI USA Small‑Cap ETF, the Average Annual Total Returns table under the “Performance Information” heading is deleted in its entirety and replaced with the following:

Average Annual Total Returns (%) (for the periods ended December 31, 2025)

	One Year	Five Years	Ten Years

Fund Inception: 6/28/2004

Return Before Taxes	11.93%	7.24%	8.88%

Return After Taxes on Distributions	11.49%	6.81%	8.43%

Return After Taxes on Distributions and Sale of Fund Shares	7.26%	5.57%	7.12%

MSCI US Broad Market Index[1] (Returns do not reflect deductions for fees, expenses or taxes)	17.21%	13.28%	14.37%

MSCI USA Small Cap Index (Spliced)[2] (Returns do not reflect deductions for fees, expenses or taxes)	11.86%	7.14%	8.91%

Morningstar US Market Index[1] (Returns do not reflect deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%

[1]	The Fund is changing its broad-based index from the Morningstar US Market Index to the MSCI US Broad Market Index in connection with changing its Underlying Index as Fund management believes the MSCI US Broad Market Index is more representative of the investments in which the Fund will invest. The Fund will no longer compare its performance to the Morningstar US Market Index effective approximately one year from October 5, 2026.

[2]	The MSCI USA Small Cap Index (Spliced) reflects the performance of the Morningstar US Small Core Index through March 21, 2021, the Morningstar US Small Cap Extended Market Index through October 5, 2026 and the MSCI USA Small Cap Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

•	In the Fund Summary for iShares MSCI USA ETF, the Average Annual Total Returns table under the “Performance Information” heading is deleted in its entirety and replaced with the following:

Average Annual Total Returns (%) (for the periods ended December 31, 2025)

	One Year	Five Years	Ten Years

Fund Inception: 6/28/2004

Return Before Taxes	17.65%	13.24%	14.13%

Return After Taxes on Distributions	17.30%	12.86%	13.67%

Return After Taxes on Distributions and Sale of Fund Shares	10.64%	10.51%	11.75%

MSCI US Broad Market Index[1] (Returns do not reflect deductions for fees, expenses or taxes)	17.21%	13.28%	14.37%

MSCI USA Index (Spliced) [2] (Returns do not reflect deductions for fees, expenses or taxes)	17.71%	13.27%	14.27%

Morningstar US Market Index[1] (Returns do not reflect deductions for fees, expenses or taxes)	17.35%	13.29%	14.40%

[1]	The Fund is changing its broad-based index from the Morningstar US Market Index to the MSCI US Broad Market Index in connection with changing its Underlying Index as Fund management believes the MSCI US Broad Market Index is more representative of the investments in which the Fund will invest. The Fund will no longer compare its performance to the Morningstar US Market Index effective approximately one year from October 5, 2026.

[2]	The MSCI USA Index (Spliced) reflects the performance of the Morningstar US Large Core Index through March 21, 2021, the Morningstar US Large‑Mid Cap Market Index through October 5, 2026 and the MSCI USA Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

5.	Underlying Index and Investment Objective
In the table under the “More Information About the Funds” heading, the information for each Fund is deleted and replaced with the following:

Fund	Underlying Index	Investment Objective

iShares MSCI USA Small‑Cap ETF[1]	MSCI USA Small Cap Index[1]	The iShares MSCI USA Small‑Cap ETF seeks to track the investment results of an index composed of small-capitalization U.S. equities.

iShares MSCI ETF[2]	MSCI USA Index[2]	The iShares MSCI USA ETF seeks to track the investment results of an index composed of large- and mid‑capitalization U.S. equities.

[1]	Effective October 5, 2026, the name of the Fund changed from the iShares Morningstar Small‑Cap ETF to the iShares MSCI USA Small‑Cap ETF, and the Fund’s Underlying Index changed from the Morningstar US Small Cap Extended Market Index to the MSCI USA Small Cap Index.

[2]	Effective October 5, 2026, the name of the Fund changed from the iShares Morningstar U.S. Equity ETF to the iShares MSCI USA ETF, and the Fund’s Underlying Index changed from the Morningstar US Large‑Mid Cap Market Index to the MSCI USA Index.

6.	Additional Information about the Funds’ Risks
In the table under the “Additional Information about the Funds’ Risks” heading, the following changes are made:

•
For the iShares MSCI USA Small‑Cap ETF column: Growth Securities Risk and Value Securities Risk are removed as Principal Risks of the Fund. Technology Companies Risk is added as a Principal Risk of the Fund.

•	For the iShares MSCI USA ETF column: Growth Securities Risk and Value Securities Risk are removed as Principal Risks of the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑SUPP‑MSML‑MLRG‑1026

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